Federated Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
$96,724		FHLMC ARM, 4.458%, 8/1/2035	$101,536
32,424		FHLMC ARM, 4.500%, 5/1/2036	34,148
50,101		FHLMC ARM, 4.729%, 5/1/2034	52,679
71,950		FHLMC ARM, 4.769%, 7/1/2034	75,126
		TOTAL	263,489
		Federal National Mortgage Association ARM—0.0%
33,161		FNMA ARM, 4.158%, 9/1/2035	34,424
29,473		FNMA ARM, 4.541%, 4/1/2034	30,949
65,852		FNMA ARM, 4.710%, 2/1/2036	68,279
		TOTAL	133,652
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $400,164)	397,141
		CORPORATE BONDS—4.5%
		Diversified Manufacturing—0.2%
1,500,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	1,596,878
		Financial Institutions—0.9%
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.314% (3-month USLIBOR +0.380%), 1/23/2022	2,002,664
1,630,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 2.341% (Secured Overnight Financing Rate +0.800%), 3/17/2023	1,636,078
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.824% (3-month USLIBOR +0.890%), 7/23/2024	2,017,196
2,900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.546% (3-month USLIBOR +0.640%), 12/1/2021	2,901,757
		TOTAL	8,557,695
		Gaming—0.2%
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,045,830
		Health Care—1.6%
3,000,000		Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,693,745
2,000,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,063,748
2,000,000		Hologic, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2025	2,069,170
2,000,000		MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	1,939,980
2,625,000		Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	2,451,077
1,750,000		Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	1,826,737
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,216,060
		TOTAL	15,260,517
		Independent Energy—0.1%
1,500,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,488,750
		Media Entertainment—0.1%
475,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	509,734
		Packaging—0.1%
625,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	659,765
		Pharmaceuticals—0.9%
2,075,000		Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	2,112,833
275,000		Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	279,719
2,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	2,069,355
2,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 144A, 4.875%, 4/15/2020	1,546,384
4,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,531,660

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$2,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	$825,000
		TOTAL	8,364,951
		Technology—0.2%
1,575,000		Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,721,633
		Utility - Electric—0.2%
1,670,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.308% (3-month USLIBOR +0.400%), 5/6/2022	1,670,068
		TOTAL CORPORATE BONDS (IDENTIFIED COST $44,934,439)	41,875,821
	[1]	ASSET-BACKED SECURITIES—3.4%
		Auto Receivables—0.3%
2,300,000		BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.059% (1-month USLIBOR +0.320%), 5/15/2023	2,304,255
		Credit Card—2.3%
6,340,000		American Express Credit Account Master Trust 2018-3, Class A, 2.059% (1-month USLIBOR +0.320%), 10/15/2025	6,338,860
7,000,000		American Express Credit Account Master Trust 2018-9, Class A, 2.119% (1-month USLIBOR +0.380%), 4/15/2026	7,001,195
3,000,000		Discover Card Execution Note Trust 2018-A2, Class A2, 2.069% (1-month USLIBOR +0.330%), 8/15/2025	2,998,134
3,000,000		Gracechurch Card PLC 2018-1A, Class A, 2.139% (1-month USLIBOR +0.400%), 7/15/2022	3,001,765
2,100,000		Master Credit Card Trust 2018-1A, Class A, 2.275% (1-month USLIBOR +0.490%), 7/21/2024	2,100,009
		TOTAL	21,439,963
		Financial Institutions—0.6%
2,000,000		Ballyrock Ltd. 2019-2A, Class B, 4.654% (3-month USLIBOR +2.750%), 11/20/2030	2,007,764
1,000,000		Palmer Square Loan Funding 2019-4A, Class A1, 3.076% (3-month USLIBOR +0.900%), 10/24/2027	1,000,185
2,500,000		Palmer Square Loan Funding 2019-4A, Class A2, 3.776% (3-month USLIBOR +1.600%), 10/24/2027	2,501,338
		TOTAL	5,509,287
		Other—0.2%
2,200,000		PFS Financing Corp. 2018-A, Class A, 2.139% (1-month USLIBOR +0.400%), 2/17/2022	2,200,101
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $31,416,091)	31,453,606
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Federal Home Loan Mortgage Corporation—0.6%
1,232,501		REMIC, Series 2976, Class KJ, 2.089% (1-month USLIBOR +0.350%), 5/15/2035	1,228,075
164,087		REMIC, Series 3122, Class FE, 2.039% (1-month USLIBOR +0.300%), 3/15/2036	163,393
571,179		REMIC, Series 3241, Class FM, 2.119% (1-month USLIBOR +0.380%), 11/15/2036	569,515
958,997		REMIC, Series 3922, Class CF, 2.139% (1-month USLIBOR +0.400%), 4/15/2041	956,575
3,091,004		REMIC, Series 4097, Class KF, 2.039% (1-month USLIBOR +0.300%), 9/15/2031	3,082,947
		TOTAL	6,000,505
		Federal National Mortgage Association—1.0%
429,371		REMIC, Series 2006-111, Class FA, 2.172% (1-month USLIBOR +0.380%), 11/25/2036	428,259
1,731,443		REMIC, Series 2006-35, Class F, 2.092% (1-month USLIBOR +0.300%), 5/25/2036	1,721,221
2,000,260		REMIC, Series 2006-85, Class PF, 2.172% (1-month USLIBOR +0.380%), 9/25/2036	1,997,213
683,514		REMIC, Series 2006-99, Class AF, 2.212% (1-month USLIBOR +0.420%), 10/25/2036	682,950
123,971		REMIC, Series 2010-134, Class BF, 2.222% (1-month USLIBOR +0.430%), 10/25/2040	123,810
257,036		REMIC, Series 2010-135, Class FP, 2.192% (1-month USLIBOR +0.400%), 12/25/2040	256,516
445,080		REMIC, Series 2012-135, Class FA, 2.092% (1-month USLIBOR +0.300%), 11/25/2039	444,025
727,109		REMIC, Series 2012-79, Class F, 2.242% (1-month USLIBOR +0.450%), 7/25/2042	726,486
2,402,836		REMIC, Series 2014-73, Class FA, 2.142% (1-month USLIBOR +0.350%), 11/25/2044	2,391,072
		TOTAL	8,771,552
		Government National Mortgage Association—1.2%
5,162,377		REMIC, Series 2007-17, Class SF, 2.051% (1-month USLIBOR +0.312%), 4/16/2037	5,135,186
5,537,806		REMIC, Series 2012-41, Class FA, 2.164% (1-month USLIBOR +0.400%), 3/20/2042	5,512,858
		TOTAL	10,648,044

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—0.2%
$1,972,000		Silverstone Master Issuer 2018-1A, Class 1A, 2.355% (3-month USLIBOR +0.390%), 1/21/2070	$1,963,514
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $27,555,911)	27,383,615
	[1]	FLOATING RATE LOANS—2.4%
		Cable Satellite—0.5%
1,915,477		Charter Communications Operating LLC, Term Loan—1st Lien, 3.550% (1-month USLIBOR +1.750%), 2/1/2027	1,929,853
2,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.239% (1-month USLIBOR +2.500%), 1/31/2028	2,518,913
		TOTAL	4,448,766
		Chemicals—0.3%
1,091,447		WR Grace & Co-Conn, Term Loan—1st Lien, 3.694% (3-month USLIBOR +1.750%), 4/3/2025	1,097,996
1,871,053		WR Grace & Co-Conn, Term Loan—1st Lien, 3.694% (3-month USLIBOR +1.750%), 4/3/2025	1,882,279
		TOTAL	2,980,275
		Diversified Manufacturing—0.2%
1,975,025		Entegris, Inc., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 11/6/2025	1,987,369
		Food & Beverage—0.2%
1,428,070		Aramark Services, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 3/28/2024	1,436,103
		Gaming—0.3%
2,165,981		Seminole Tribe of Florida, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 7/6/2024	2,183,580
		Health Care—0.2%
491,269		HCA, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 3/13/2025	494,678
201,984		HCA, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 3/18/2026	203,429
1,470,057		IMS Health, Inc., Term Loan—1st Lien, 3.694% (3-month USLIBOR +1.750%), 6/11/2025	1,479,708
		TOTAL	2,177,815
		Lodging—0.2%
1,586,557		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.542% (1-month USLIBOR +1.750%), 6/21/2026	1,599,217
493,750		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 5/30/2025	496,836
		TOTAL	2,096,053
		Media Entertainment—0.2%
736,875		Lamar Media Corp., Term Loan—1st Lien, 3.562% (1-month USLIBOR +1.750%), 3/16/2025	742,402
970,125		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.710% (1-month USLIBOR +2.000%), 10/4/2023	974,752
		TOTAL	1,717,154
		Packaging—0.3%
2,985,000		Berry Plastics Group, Inc., Term Loan—1st Lien, 4.125% (1-month USLIBOR +2.500%), 7/1/2026	2,997,238
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $21,836,373)	22,024,353
		INVESTMENT COMPANIES—86.7%
72,581,986		Federated Bank Loan Core Fund	714,932,560
9,590,023		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.75%[2]	9,591,941
8,431,401		Federated Project and Trade Finance Core Fund	75,376,727
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $815,988,366)	799,901,228
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $942,131,344)	923,035,764
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(175,659)
		TOTAL NET ASSETS—100%	$922,860,105

Affiliated holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
	Federated Bank Loan Core Fund*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares 3/31/2019	69,783,521	16,988,547	12,102,275	98,874,343
Purchases/Additions	9,635,497	265,891,019	776,053	276,302,569
Sales/Reductions	(6,837,032)	(273,289,543)	(4,446,927)	(284,573,502)
Balance of Shares Held 12/31/2019	72,581,986	9,590,023	8,431,401	90,603,410
Value	714,932,560	9,591,941	75,376,727	799,901,228
Change in Unrealized Appreciation/Depreciation	2,676,986	—	1,324,834	4,001,820
Net Realized Gain/(Loss)	(3,112,113)	(913)	(1,989,608)	(5,102,634)
Dividend Income	29,453,001	181,268	3,859,579	33,493,848
*	At December 31, 2019, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Bank Loan Core Fund (BLCORE).
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE, a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 77.5% of its net assets at December 31, 2019. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$397,141	$—	$397,141
Corporate Bonds	—	41,875,821	—	41,875,821
Asset-Backed Securities	—	31,453,606	—	31,453,606
Collateralized Mortgage Obligations	—	27,383,615	—	27,383,615
Floating Rate Loans	—	22,024,353	—	22,024,353
Investment Companies[1]	724,524,501	—	—	799,901,228
TOTAL SECURITIES	$724,524,501	$123,134,536	$—	$923,035,764
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $75,376,727 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Notes
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit